Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2019	58,614	224,559	180,638	714,629	1,178,440
Adoption of IFRS 16 (Note 3)	—	—	(14,578)	(40,357)	(54,935)
As at October 1, 2019	58,614	224,559	166,060	674,272	1,123,505
Additions	5,759	28,188	12,225	79,057	125,229
Additions - business acquisitions (Note 27a)	12,730	1,013	2,683	2,474	18,900
Disposals/retirements	—	(17,160)	(19,405)	(118,490)	(155,055)
Foreign currency translation adjustment	2,178	4,942	3,656	24,578	35,354
As at September 30, 2020	79,281	241,542	165,219	661,891	1,147,933
Accumulated depreciation
As at September 30, 2019	16,961	139,726	118,672	505,420	780,779
Adoption of IFRS 16 (Note 3)	—	—	(8,285)	(24,787)	(33,072)
As at October 1, 2019	16,961	139,726	110,387	480,633	747,707
Depreciation expense (Note 24)	1,895	24,965	14,240	115,490	156,590
Impairment (Note 24)	—	—	—	1,035	1,035
Disposals/retirements	—	(17,160)	(19,021)	(117,681)	(153,862)
Foreign currency translation adjustment	1,268	3,041	2,454	16,754	23,517
As at September 30, 2020	20,124	150,572	108,060	496,231	774,987
Net carrying amount as at September 30, 2020	59,157	90,970	57,159	165,660	372,946
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Additions	619	40,915	19,568	104,887	165,989
Additions - business acquisitions (Note 27b)	—	5,320	981	1,374	7,675
Disposals/retirements	—	(25,565)	(4,146)	(67,291)	(97,002)
Foreign currency translation adjustment	(460)	(999)	(399)	(10,840)	(12,698)
As at September 30, 2019	58,614	224,559	180,638	714,629	1,178,440
Accumulated depreciation
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Depreciation expense (Note 24)	2,601	21,021	16,428	119,214	159,264
Disposals/retirements	—	(25,099)	(3,836)	(67,223)	(96,158)
Foreign currency translation adjustment	(292)	(471)	(143)	(7,804)	(8,710)
As at September 30, 2019	16,961	139,726	118,672	505,420	780,779
Net carrying amount as at September 30, 2019	41,653	84,833	61,966	209,209	397,661

Disclosure of estimated useful lives of intangible assets

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships	2 to 10 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Additions	929	9,861	229	88,900	10,738	—	110,657
Additions - business acquisitions (Note 27a)	—	—	—	—	507	47,303	47,810
Disposals/retirements	(4,652)	(2,826)	(7,506)	(34,810)	(47,888)	(2,376)	(100,058)
Foreign currency translation adjustment	1,419	974	2,527	5,541	5,505	47,596	63,562
As at September 30, 2020	96,900	131,298	76,278	571,015	190,372	1,187,862	2,253,725
Accumulated amortization
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Amortization expense (Note 24)	7,336	12,986	316	41,928	26,411	68,401	157,378
Impairment (Note 24)	—	—	—	10,633	—	—	10,633
Disposals/retirements	(4,652)	(2,826)	(7,506)	(34,810)	(47,146)	(453)	(97,393)
Foreign currency translation adjustment	1,280	490	2,453	2,525	3,600	37,525	47,873
As at September 30, 2020	84,431	79,745	75,170	338,122	142,456	1,012,339	1,732,263
Net carrying amount as at September 30, 2020	12,469	51,553	1,108	232,893	47,916	175,523	521,462

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Additions	4,321	9,433	911	61,693	20,196	—	96,554
Additions - business acquisitions (Note 27b)	77	—	—	—	201	113,786	114,064
Disposals/retirements	(436)	(326)	(803)	(46)	(13,281)	(24,321)	(39,213)
Foreign currency translation adjustment	(465)	(519)	(1,336)	5,144	(2,096)	(19,209)	(18,481)
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Accumulated amortization
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Amortization expense (Note 24)	8,872	11,513	1,319	37,318	29,356	76,182	164,560
Disposals/retirements	(436)	(326)	(803)	(46)	(13,247)	(24,321)	(39,179)
Foreign currency translation adjustment	(146)	(304)	(1,195)	3,482	(1,596)	(11,354)	(11,113)
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Net carrying amount as at September 30, 2019	18,737	54,194	1,121	193,538	61,919	188,473	517,982

Disclosure of initial application of standards
The following table shows the impacts of the adoption of IFRS 16 on the Company’s consolidated balance sheet as of October 1, 2019:

	Balance sheet as at September 30, 2019	IFRS 16 adoption	Balance sheet as at October 1, 2019
	$	$	$
Assets
Accounts receivable	1,357,090	3,319	1,360,409
Prepaid expenses and other current assets	172,182	(6,365)	165,817
Property, plant and equipment	397,661	(21,863)	375,798
Right-of-use assets	—	701,346	701,346
Other long-term assets	180,480	607	181,087
Deferred tax assets	100,539	14,778	115,317
Other assets	10,413,794	—	10,413,794
	12,621,746	691,822	13,313,568

Liabilities
Accounts payable and accrued liabilities	1,108,895	(8,037)	1,100,858
Current portion of provisions	73,509	(3,723)	69,786
Current portion of long-term debt	113,511	(14,086)	99,425
Current portion of lease liabilities	—	172,402	172,402
Long-term provisions	24,946	(2,264)	22,682
Long-term debt	2,217,696	(16,253)	2,201,443
Long-term lease liabilities	—	739,123	739,123
Other long-term liabilities	213,392	(64,655)	148,737
Deferred tax liabilities	178,265	(16,812)	161,453
Other liabilities	1,807,429	—	1,807,429
	5,737,643	785,695	6,523,338

Equity
Retained earnings	4,557,855	(93,873)	4,463,982
Other equity	2,326,248	—	2,326,248
	6,884,103	(93,873)	6,790,230
	12,621,746	691,822	13,313,568

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16
The following table reconciles operating lease commitments presented in the consolidated financial statements as at September 30, 2019 and the lease liabilities recognized on October 1, 2019:

Operating lease commitments as at September 30, 2019	847,502
Discounted using the weighted average incremental borrowing rate as at October 1, 2019	(96,638)
Finance lease obligations presented as at September 30, 2019	30,339
Termination options reasonably certain to be exercised	(22,748)
Extension options reasonably certain to be exercised	153,070
Lease liabilities recognized as at October 1, 2019	911,525
Current portion of lease liabilities	172,402
Long-term lease liabilities	739,123
Total lease liabilities recognized as at October 1, 2019	911,525